Financial risk management - Summary of the sensitivity analysis of fair value measurement (Detail) - Interest rate risk [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance and reinsurance contracts [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Change in basis points, Increase	100.00%
Impact on income before taxes, Increase	S/ (4,958)	S/ 16,542
Impact on equity, Increase	S/ 1,113,771	1,075,830
Change in basis points, Decrease	100.00%
Impact on income before taxes, Decrease	S/ 6,210	(20,226)
Impact on equity, Decrease	S/ (1,345,914)	(1,293,888)
Debt instruments [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Change in basis points, Increase	100.00%
Impact on income before taxes, Increase	S/ (99)	(100)
Impact on equity, Increase	S/ (928,453)	(906,268)
Change in basis points, Decrease	100.00%
Impact on income before taxes, Decrease	S/ 115	115
Impact on equity, Decrease	S/ 1,068,856	S/ 1,048,722